Changes in Liabilities Arising from Financing Activities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Changes in Liabilities Arising from Financing Activities [Abstract]
Schedule of Changes in Liabilities Arising from Financing Activities

The table below shows the movement of Debt discount on Convertible Notes during the respective periods.

	Consolidated
	December 2024	June 2024
	$	$
Opening convertible note Debt discount balance	—	—
Debt discount on convertible notes recognised during the period	1,279,184	—
Amortisation of discount on convertible notes during the period	(188,291)	—
	1,090,893	—

Consolidated	Interest bearing loans and borrowings	Lease Liability	Total
	$	$	$
Balance at 1 July 2022	1,465,626	46,601	1,512,227
Net cash from financing activities	755,935	(34,706)	721,229 *
Gain on loan modification	(222,681)	—	(222,681)
Other changes – accrued interest and convertible notes (note 23)	477,825	—	477,825
Balance at 30 June 2023	2,476,705	11,895	2,488,600
Balance at 1 July 2023	2,476,705	11,895	2,488,600
Net cash from/(used in) financing activities	855,834	(11,895)	843,939
Accrued interest	585,013	—	585,013
Other changes	(73,954)	—	(73,954)
Balance at 30 June 2024	3,843,599	—	3,843,599

*        The remaining cash received from financing activities of $1,309,318 was from capital financing activities and was not a liability (refer to note 26).